Other Non-Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Non-Current Assets
Restricted cash	$ 13	$ 9
Derivative asset	10
Other assets	24	32
Other non-current assets	$ 47	$ 41